FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of fair value for liabilities measured on a recurring basis
	Fair Value at September 30, 2022 (in thousands)
	Level 1	Level 2	Level 3	Total
Derivative liability/bifurcated conversion option in connection with Auctus $328,941 loan on December 17, 2019	$-	$-	$(19)	$(19)

Total short-term liabilities at fair value	$-	$-	$(19)	$(19)
	Fair Value at December 31, 2021 (in thousands)
	Level 1	Level 2	Level 3	Total
Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	-	-	(32)	(32)

Total long-term liabilities at fair value	$-	$-	$(32)	$(32)

	Fair Value at December 31, 2021 (in thousands)
	Level 1	Level 2	Level 3	Total

Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	$-	$-	$(32)	$(32)

Total long-term liabilities at fair value	$-	$-	$(32)	$(32)

	Fair Value at December 31, 2020 (in thousands)
	Level 1		Level 2		Level 3	Total
Warrants issued in connection with Senior Secured Debt	$		$		$(2,203)	$(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019		-		-	(25)	(25)

Total long-term liabilities at fair value		$-		$-	$(2,228)	$(2,228)

Summary of changes to Level 3 instruments
	(in thousands)
	Senior Secured	Derivative	Total
Balance, December 31, 2021	$-	$(32)	$(32)
Change in fair value during the period	-	13	13

Balance, September 30, 2022	$-	$(19)	$(19)

	(in thousands)
	Senior Secured Debt	Derivative	Total

Balance, December 31, 2020	$(2,203)	$(25)	$(2,228)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity	1,755	-	1,755
Change in value due to warrants expiring during the year	448	-	448
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus	-	84	84
Change in fair value during the year	-	(91)	(91)

Balance, December 31, 2021	$-	$(32)	$(32)